SP FUNDS DOW JONES GLOBAL SUKUK ETF

Schedule of Investments at August 31, 2021 (Unaudited)

	Shares	Value
Corporate Sukak - 95.1%
Airlines - 0.6%
Unity 1 Sukuk Ltd.
2.394% , 11/03/2025	200,000	$205,219

Banks - 13.0%
AHB Sukuk Co. Ltd.
4.375% , 09/19/2023	200,000	214,582
Boubyan Sukuk Ltd.
2.593% , 02/18/2025	200,000	207,828
DIB Sukuk Ltd.
3.625% , 02/06/2023	400,000	414,915
2.950% , 02/20/2025	400,000	418,562
2.950% , 01/16/2026	600,000	626,163
EI Sukuk Co. Ltd.
1.827% , 09/23/2025	200,000	201,860
FAB Sukuk Co. Ltd.
3.625% , 03/05/2023	200,000	209,118
3.875% , 01/22/2024	400,000	429,416
2.500% , 01/21/2025	200,000	208,539
1.411% , 01/14/2026	200,000	200,120
MAR Sukuk Ltd.
3.025% , 11/13/2024	200,000	210,842
2.210% , 09/02/2025	200,000	205,180
Noor Sukuk Co. Ltd.
4.471% , 04/24/2023	200,000	211,513
QIB Sukuk Ltd.
3.982% , 03/26/2024	400,000	429,342
1.475% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	200,000	202,522
1.950% , 10/27/2025	200,000	202,842
QIIB Senior Sukuk Ltd.
1.667% (3 Month LIBOR USD + 1.520%), 09/30/2022 (1)	200,000	202,494
4.264% , 03/05/2024	200,000	215,990
SIB Sukuk Co. III Ltd.
4.231% , 04/18/2023	200,000	210,334
2.850% , 06/23/2025	200,000	207,149
Warba Sukuk Ltd.
2.982% , 09/24/2024	200,000	211,299
		5,640,610
Chemicals - 0.6%
Equate Sukuk SPC Ltd.
3.944% , 02/21/2024	200,000	214,587

Commercial Services - 4.1%
D.P. World Crescent Ltd.
3.908% , 05/31/2023	400,000	418,948
4.848% , 09/26/2028	400,000	459,736
3.875% , 07/18/2029	400,000	435,630
3.750% , 01/30/2030	200,000	215,599
		1,529,913
Diversified Financial Services - 2.8%
DAE Sukuk DIFC Ltd.
3.750% , 02/15/2026	200,000	212,898

Electric - 11.0%
Saudi Electricity Global Sukuk Co. 2
3.473% , 04/08/2023	400,000	417,483
5.060% , 04/08/2043	400,000	489,360
Saudi Electricity Global Sukuk Co. 3
4.000% , 04/08/2024	600,000	648,261
5.500% , 04/08/2044	400,000	516,760
Saudi Electricity Global Sukuk Co. 4
4.222% , 01/27/2024	200,000	215,990
4.723% , 09/27/2028	400,000	471,350
Saudi Electricity Global Sukuk Co. 5
1.740% , 09/17/2025	200,000	202,728
2.413% , 09/17/2030	200,000	203,947
Tabreed Sukuk SPC Ltd.
5.500% , 10/31/2025	200,000	231,477
TNB Global Ventures Capital Bhd.
3.244% , 10/19/2026	200,000	214,870
4.851% , 11/01/2028	400,000	470,939
		4,083,165
Food - 0.6%
Almarai Sukuk Ltd.
4.311% , 03/05/2024	200,000	215,517

Investment Companies - 0.6%
Senaat Sukuk Ltd.
4.760% , 12/05/2025	200,000	226,923

Real Estate - 5.8%
Aldar Sukuk Ltd.
4.750% , 09/29/2025	200,000	223,496
Aldar Sukuk No. 2 Ltd.
3.875% , 10/22/2029	200,000	217,227
DIFC Sukuk Ltd.
4.325% , 11/12/2024	200,000	215,102
Emaar Sukuk Ltd.
3.635% , 09/15/2026	200,000	208,382
3.875% , 09/17/2029	200,000	205,364
EMG Sukuk Ltd.
4.564% , 06/18/2024	200,000	213,964
ESIC Sukuk Ltd.
3.939% , 07/30/2024	200,000	208,800
MAF Sukuk Ltd.
4.500% , 11/03/2025	200,000	221,663
4.638% , 05/14/2029	200,000	226,849
3.933% , 02/28/2030	200,000	218,908
		2,159,755
Telecommunications - 2.4%
Axiata SPV2 Bhd.
4.357% , 03/24/2026	200,000	225,210
2.163% , 08/19/2030	200,000	199,896
Saudi Telecom Co.
3.890% , 05/13/2029	400,000	446,618
		871,724
Total Corporate Sukuk
(Cost $15,076,626)		15,360,311

Foreign Government Sukuk - 56.3%
Multi-National - 13.9%
APICORP Sukuk Ltd.
3.141% , 11/01/2022	200,000	206,160
ICDPS Sukuk Ltd.
1.810% , 10/15/2025	200,000	201,233
IDB Trust Services Ltd.
2.261% , 09/26/2022	400,000	408,527
3.100% , 03/15/2023	400,000	418,235
3.389% , 09/26/2023	400,000	424,500
2.843% , 04/25/2024	600,000	635,695
1.957% , 10/02/2024	600,000	621,195
1.809% , 02/26/2025	800,000	824,809
0.908% , 06/25/2025	600,000	597,899
Isdb Trust Services NO 2 SARL
1.262% , 03/31/2026	800,000	803,847
		5,142,100
Sovereign - 39.8%
Hong Kong Sukuk 2017 Ltd.
3.132% , 02/28/2027	400,000	441,835
KSA Sukuk Ltd.
3.628% , 04/20/2027	1,600,000	1,769,158
4.303% , 01/19/2029	800,000	925,941
2.969% , 10/29/2029	800,000	855,622
Malaysia Sovereign Sukuk Bhd.
3.043% , 04/22/2025	400,000	429,883
4.236% , 04/22/2045	300,000	378,209
Malaysia Sukuk Global Bhd.
3.179% , 04/27/2026	400,000	435,995
4.080% , 04/27/2046	200,000	247,678
Malaysia Wakala Sukuk Bhd
2.070% , 04/28/2031	200,000	203,282
3.075% , 04/28/2051	200,000	209,286
Perusahaan Penerbit SBSN Indonesia III
3.300% , 11/21/2022	400,000	413,682
3.750% , 03/01/2023	500,000	523,362
3.900% , 08/20/2024	200,000	217,531
4.350% , 09/10/2024	600,000	660,018
4.325% , 05/28/2025	700,000	779,765
2.300% , 06/23/2025	200,000	208,418
4.550% , 03/29/2026	600,000	682,860
1.500% , 06/09/2026	400,000	401,020
4.150% , 03/29/2027	800,000	902,312
4.400% , 03/01/2028	600,000	691,464
4.450% , 02/20/2029	500,000	582,500
2.800% , 06/23/2030	400,000	416,236
2.550% , 06/09/2031	400,000	407,600
3.800% , 06/23/2050	200,000	211,836
3.550% , 06/09/2051	200,000	205,668
RAK Capital
3.094% , 03/31/2025	400,000	424,989
Sharjah Sukuk Ltd.
3.764% , 09/17/2024	200,000	213,424
Sharjah Sukuk Program Ltd.
3.854% , 04/03/2026	400,000	427,713
2.942% , 06/10/2027	400,000	408,245
4.226% , 03/14/2028	400,000	434,531
3.234% , 10/23/2029	240,000	244,349
SoQ Sukuk A Q.S.C
3.241% , 01/18/2023	800,000	832,472
		16,186,884
Total Foreign Government Sukuk
(Cost $21,081,309)		21,328,984

Total Investments in Securities
(Cost $36,157,935)		36,689,295
Other Assets in Excess of Liabilities - 1.1%		389,893
Total Net Assets - 100.0%		$37,079,188

LIBOR	London Interbank Offered Rate
(1)	Variable rate security; rate shown is the rate in effect on August 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

		Percentage
		of Total
Portfolio Diversification	Value	Investments
Cayman Islands	$17,938,587	48.9%
Indonesia	7,304,273	19.9
Jersey	3,930,860	10.7
Malaysia	3,015,247	8.2
United Arab Emirates	1,760,969	4.8
Qatar	832,472	2.3
Luxembourg	803,847	2.2
Saudi Arabia	446,618	1.2
Hong Kong	441,835	1.2
Kuwait	214,587	0.6
Total	$36,689,295	100.0%

Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The SP Funds Dow Jones Global Sukuk ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$–	$15,360,311	$–	$15,360,311
Foreign Government Sukuk	–	21,328,984	–	21,328,984
Total Investments in Securities	$–	$36,689,295	$–	$36,689,295

(1) See Schedule of Investments for industry breakout.